Quarterly Financial Data (Unaudited) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 26, 2015	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total revenue		$ 1,680,771	$ 3,776,332	$ 3,622,234	$ 3,522,067	$ 3,488,884	$ 3,544,517	$ 3,470,742	$ 3,008,357	$ 2,619,945		$ 14,409,517	$ 12,643,561	$ 6,784,362
Net income (loss)		(2,698,348)	(2,981,646)	1,854,647	395,138	1,319,708	929,136	638,488	2,600,165	262,027		587,847	4,429,816	1,518,504
Net income (loss) attributable to predecessor			(283,298)	1,854,647	395,138	1,319,708					3,286,195	(3,286,195)	(4,429,816)	(1,518,504)
Net loss attributable to partners		(2,698,348)	(2,698,348)									(2,698,348)
Net loss per limited partners unit
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.1344		$ 0.1344
Common Unitholders, Public
Net loss attributable to partners		(1,619,009)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)			$ (0.3400)									$ (0.34)
Subordinated Unitholder, Landmark
Net loss attributable to partners		$ (1,079,339)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)			$ (0.3400)									$ (0.34)